Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Zoom Telephonics, Inc.
Entity Central Index Key	0001467761
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Condensed Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 194,708	$ 195,704	$ 644,365
Marketable securities	56,800	44,000	82,280
Accounts receivable, net of allowances of $609,817 at March 31, 2013, $811,897 at December 31, 2012 and $624,481 at December 31, 2011	1,513,022	1,966,334	1,399,046
Inventories	2,671,382	2,630,386	2,722,783
Prepaid expenses and other current assets	247,319	261,688	185,348
Total current assets	4,683,231	5,098,112	5,033,822
Equipment, net	42,437	26,045	20,168
Total assets	4,725,668	5,124,157	5,053,990
Current liabilities
Bank debt	799,710	910,807	0
Accounts payable	998,035	931,607	1,058,942
Accrued expenses	345,858	379,841	373,394
Total current liabilities	2,143,603	2,222,255	1,432,336
Total liabilities	2,143,603	2,222,255	1,432,336
Stockholders' equity
Common stock, $0.01 par value: Authorized - 25,000,000 shares; issued and outstanding - 6,973,704 shares at March 31, 2013, December 31, 2012 and December 31, 2011 respectively	69,737	69,737	69,737
Additional paid-in capital	33,914,896	33,904,003	33,864,793
Accumulated deficit	(31,504,363)	(31,170,788)	(30,438,446)
Accumulated other comprehensive income (loss)	101,795	98,950	125,570
Total stockholders' equity	2,582,065	2,901,902	3,621,654
Total liabilities and stockholders' equity	$ 4,725,668	$ 5,124,157	$ 5,053,990

Condensed Balance Sheets (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Accounts receivable allowances	$ 609,817	$ 811,897	$ 624,481
Stockholders Equity
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	25,000,000	25,000,000	25,000,000
Common stock, issued	6,973,704	6,973,704	6,973,704
Common stock, outstanding	6,973,704	6,973,704	6,973,704

Condensed Statement of Operations and Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 2,817,599	$ 3,977,500	$ 14,691,186	$ 12,672,311
Cost of goods sold	2,113,631	2,988,538	11,056,893	9,369,299
Gross profit	703,968	988,962	3,634,293	3,303,012
Operating expenses:
Selling	422,665	526,186	1,906,711	2,064,022
General and administrative	339,534	314,652	1,252,654	1,172,045
Research and development	258,512	260,410	1,154,810	1,008,482
Total	1,020,711	1,101,248	4,314,175	4,244,549
Operating profit (loss)	(316,743)	(112,286)	(679,882)	(941,537)
Other income (expense):
Interest income	9	40	112	2,315
Other, net	(16,328)	(781)	(49,180)	71,238
Total other income (expense), net	(16,319)	(741)	(49,068)	73,553
Income (loss) before income taxes	(333,062)	(113,027)	(728,950)	(867,984)
Income taxes (benefit)	512	1,240	3,392	2,070
Net income (loss)	(333,574)	(114,267)	(732,342)	(870,054)
Other comprehensive income (loss):
Foreign currency translation adjustments	(9,955)	6,546	11,660	(9,680)
Unrealized gain (loss) for the period	12,800	8,120	(38,280)	(246,424)
Total comprehensive income (loss)	$ (330,729)	$ (99,601)	$ (758,962)	$ (1,126,158)
Basic and diluted net income (loss) per share	$ (0.05)	$ (0.02)	$ (0.11)	$ (0.15)
Weighted average common and common equivalent shares:
Basic and diluted	6,973,704	6,973,704	6,973,704	5,617,535

Condensed Statements of Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income / Loss	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 54,506	$ 33,388,753	$ (29,568,392)	$ 381,674	$ 4,256,541
Beginning Balance, Shares at Dec. 31, 2010	5,450,622
Stock based compensation		113,710			113,710
Stock rights offering (net of issuance costs of $33,671), Amount	15,231	362,330			377,561
Stock rights offering (net of issuance costs of $33,671), Shares	1,523,082
Total other comprehensive income (loss)				(256,104)	(256,104)
Net income (loss)			(870,054)		(870,054)
Ending Balance, Amount at Dec. 31, 2011	69,737	33,864,793	(30,438,446)	125,570	3,621,654
Ending Balance, Shares at Dec. 31, 2011	6,973,704
Stock based compensation		39,210			39,210
Total other comprehensive income (loss)				(26,620)	(26,620)
Net income (loss)			(732,342)		(732,342)
Ending Balance, Amount at Dec. 31, 2012	$ 69,737	$ 33,904,003	$ (31,170,788)	$ 98,950	$ 2,901,902
Ending Balance, Shares at Dec. 31, 2012	6,973,704

Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (333,574)	$ (114,267)	$ (732,342)	$ (870,054)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3,023	3,065	14,082	23,546
Stock based compensation	10,892	16,082	39,210	113,710
(Reversal of) Provision for accounts receivable allowances	(202,081)	83,224	187,416	59,760
Provision for product return reserve	126,646	0	(155,223)	13,767
Changes in operating assets and liabilities:
Accounts receivable	648,814	87,052	(748,762)	(386,096)
Inventories	(168,256)	(249,848)	247,621	(22,993)
Prepaid expenses and other assets	12,752	(32,924)	(73,771)	(13,690)
Accounts payable and accrued expenses	30,082	116,295	(117,458)	172,950
Net cash provided by (used in) operating activities	128,298	(91,321)	(1,339,227)	(909,100)
Investing activities:
Proceeds from sale of Unity investment	0	0	0	166,144
Purchases of property, plant and equipment	(19,414)	0	(19,959)	(648)
Net cash provided by (used in) investing activities	(19,414)	0	(19,959)	165,496
Financing activities:
Proceeds from stock rights offering (net of issuance costs)	0	0	0	377,561
Net funds from bank credit lines	(111,097)	0	910,807	0
Net cash provided by (used in) financing activities	(111,097)	0	910,807	377,561
Effect of exchange rate changes on cash	1,217	(614)	(282)	412
Net change in cash	(996)	(91,935)	(448,661)	(365,631)
Cash and cash equivalents at beginning of period	195,704	644,365	644,365	1,009,996
Cash and cash equivalents at end of period	194,708	552,430	195,704	644,365
Supplemental disclosures of cash flow information:
Cash paid during the period for: Interest	17,236	0	49,358	0
Cash paid during the period for: Income taxes	$ 512	$ 1,240	$ 3,392	$ 2,070

Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Zoom Telephonics, Inc. (the "Company") designs, produces, and markets broadband and dial-up modems and other communication-related products.

On January 28, 2009, Zoom Technologies, Inc. (“Zoom Technologies”) entered into a Share Exchange Agreement (the “Agreement”) with Tianjin Tong Guang Group Digital Communication Co., Ltd (“TCB Digital”), TCB Digital’s majority shareholder, Gold Lion Holding Limited (“Gold Lion”) and Lei Gu (“Gu”), a shareholder of Gold Lion. On May 12, 2009, the parties amended the Agreement to, among other actions, add Songtao Du (“Du”), a shareholder of Gold Lion, as a party to the Agreement. On September 22, 2009, pursuant to the Agreement, Zoom Technologies acquired all the outstanding shares of Gold Lion.  In addition, as part of the transaction, Zoom Technologies spun off its then-current business, which consisted of its ownership of Zoom Telephonics, Inc. (“Zoom Telephonics”) to its stockholders, by distributing and transferring its assets and liabilities to Zoom Telephonics and issuing a dividend of the Zoom Telephonics’ shares to its stockholders.  Upon the completion of the spin-off, Zoom Telephonics became a separate publicly traded company.

The Company has had recurring net losses and continues to experience negative cash flows from operations. As described further in Note 3, to conserve cash and manage liquidity, the Company has implemented cost cutting initiatives including the reduction of employee headcount and overhead costs; however, management does not believe the Company has sufficient resources to fund its normal operations over the next 12 months unless sales improve significantly or it raises capital. Additional financing may not be available on terms favorable to the Company, or at all.  If these funds are not available, the Company may not be able to execute its business plan or take advantage of business opportunities.  The ability of the Company to obtain such additional financing and to achieve its operating goals is uncertain.  In the event that the Company does not obtain additional capital or is not able to increase cash flow through the increase of sales, there is substantial doubt as to its ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

The accompanying financial statements are unaudited. However, the condensed balance sheet as of December 31, 2012 was derived from audited financial statements. In the opinion of management, the accompanying financial statements include all adjustments to present fairly the financial position, results of operations and cash flows of the Company.  The adjustments are of a normal, recurring nature.

The results of operations for the periods presented are not necessarily indicative of the results to be expected for the entire year. The Company has evaluated subsequent events from March 31, 2013 through the date of this filing and determined that there are no such events requiring recognition or disclosure in the financial statements except as described above.

The condensed financial statements of the Company presented herein have been prepared pursuant to the rules of the Securities and Exchange Commission for quarterly reports on Form 10-Q and do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2012 included in the Company's 2012 Annual Report on Form 10-K.

(2)           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)  Basis of Presentation and Use of Estimates

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results may differ from those estimates. Significant estimates made by the Company include: 1) asset valuation allowances for accounts receivable (collectability and sales returns) and deferred income tax assets; 2) write-downs of inventory for slow-moving and obsolete items, and market valuations; 3) stock based compensation; 4) the useful lives of property, plant and equipment; and 5) the recoverability of long-lived assets and investments.

(b)  Cash and Cash Equivalents

All highly liquid investments with original maturities of less than 90 days from the date of purchase are classified as cash equivalents. Cash equivalents consist exclusively of money market funds. The Company has deposits at a limited number of financial institutions with federally insured limits. Balances of cash and cash equivalents at these institutions are normally in excess of the insured limits. However, the Company believes that the institutions are financially sound and there is only nominal risk of loss.

(c)   Inventories

Inventories are stated at the lower of cost, determined using the first-in, first-out method, or market. Consigned inventory is held at third-party locations. The Company retains title to the inventory until purchased by the third-party. Consigned inventory, consisting of finished goods, was approximately $489,000 and $825,000 at December 31, 2012 and 2011, respectively.

(d)   Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of equipment is provided using the straight-line method over the estimated useful lives of the assets. Amortization of leasehold improvements is provided using the straight-line method over the estimated useful lives of the improvement or lease term, whichever is shorter.

(e)   Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to undiscounted future net cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

(f)    Income Taxes

Deferred income taxes are provided on the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and on net operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for that portion of deferred tax assets not expected to be realized.

(g)  Earnings (Loss) Per Common Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period.  Diluted loss per share is computed by dividing net income by the weighted average number of common shares and dilutive potential common shares outstanding during the period. Under the treasury stock method, the unexercised options are assumed to be exercised at the beginning of the period or at issuance, if later. The assumed proceeds are then used to purchase common shares at the average market price during the period. A summary of the denominators used to compute basic and diluted earnings (loss) per share follow:

	2011	2012
Weighted average shares outstanding – used to compute basic earnings (loss) per share	5,617,535	6,973,704
Net effect of dilutive potential common shares outstanding, based on the treasury stock method	––	––
Weighted average shares outstanding – used to compute diluted earnings (loss) per share	5,617,535	6,973,704

Potential common shares for which inclusion would have the effect of increasing diluted earnings per share (i.e., anti-dilutive) are excluded from the computation. Options to purchase 1,083,750 shares of common stock at December 31, 2012 and 831,250 shares of common stock as of December 31, 2011 were outstanding, but not included in the computation of diluted earnings per share as their effect would be anti-dilutive.

(h)  Revenue Recognition

The Company primarily sells hardware products to its customers. The hardware products include dial-up modems, DSL modems, cable modems, embedded modems, ISDN modems, telephone dialers, and wireless and wired networking equipment. The Company generally does not sell software.

The Company derives its net sales primarily from the sales of hardware products to computer peripherals retailers, computer product distributors, and original equipment manufacturers (OEMs). The Company sells an immaterial amount of its hardware products to direct consumers or to any customers via the internet.

The Company recognizes net hardware sales for all four types of customers at the point when the customers take legal ownership of the delivered products. Legal ownership passes to the customer based on the contractual FOB point specified in signed contracts and purchase orders, which are both used extensively. Many customer contracts or purchase orders specify FOB destination.

The Company's net sales of hardware are reduced by certain events which are characteristic of the sales of hardware to retailers of computer peripherals. These events are product returns, certain sales and marketing incentives, price protection refunds, and consumer and in-store mail-in rebates. Each of these is accounted for as a reduction of net sales based on management estimates, which are reconciled to actual customer or end-consumer credits on a monthly or quarterly basis.

The estimates for product returns are based on recent historical trends plus estimates for returns prompted by announced stock rotations, announced customer store closings, etc. Management analyzes historical returns, current economic trends, and changes in customer demand and acceptance of the Company's products when evaluating the adequacy of sales return allowances. The Company's estimates for price protection refunds require a detailed understanding and tracking by customer, by sales program. Estimated price protection refunds are recorded in the same period as the announcement of a pricing change. Information from customer inventory-on-hand reports or from direct communications with the customers is used to estimate the refund, which is recorded as a reserve against accounts receivable and a reduction of current period revenue. The Company's estimates for consumer mail-in rebates are comprised of actual rebate claims processed by the rebate redemption centers plus an accrual for an estimated lag in processing. The Company's estimates for store rebates are comprised of actual credit requests from the eligible customers.

The Company accounts for point-of-sale taxes on a net basis.

(i)   Fair Value of Financial Instruments

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

●	Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities the Company has the ability to access.

●	Level 2 - Inputs are inputs (other than quoted prices included within Level 1) that are observable for the asset or liability, either directly or indirectly.

●	Level 3 - Inputs include unobservable inputs for the asset or liability and rely on management's own assumptions about the assumptions that market participants would use in pricing the asset or liability. (The unobservable inputs should be developed based on the best information available in the circumstances and may include the Company’s own data.)

Financial instruments consist of cash and cash equivalents, marketable securities, accounts receivable, bank debt, accounts payable, and accrued expenses. Due to the short term nature and payment terms associated with these instruments, except the marketable securities, their carrying amounts approximate fair value.  The fair value of the marketable securities is based on observable inputs that reflect quoted prices in an active market and is classified under Level 1 of the fair value hierarchy described above at December 31, 2012. The fair value of marketable securities at December 31, 2011 reflected quoted prices in an active market less a liquidity discount and was classified under Level 2.  Unrealized gains or losses resulting from changes in the fair value of marketable securities are charged or credited to “accumulated other comprehensive income.”

(j)    Stock-Based Compensation

Compensation cost for awards is generally recognized over the required service period based on the estimated fair value of the awards on their grant date. Fair value is determined using the Black-Scholes option-pricing model.

(k)   Advertising Costs

Advertising costs are expensed as incurred and reported in selling expense in the accompanying statements of operations and comprehensive income (loss), and include costs of advertising, production, trade shows, and other activities designed to enhance demand for the Company's products. There are no deferred advertising costs in the accompanying balance sheets. The Company reported advertising costs of $292.6 thousand in 2011 and $300.5 thousand in 2012.

(l)   Foreign Currencies

The Company generates a portion of its revenues in markets outside North America principally in transactions denominated in foreign currencies, which exposes the Company to risks of foreign currency fluctuations. Foreign currency transaction gains and losses are reflected in operations and were not material for any period presented.  The Company does not use derivative financial instruments.

The Company considers the local currency to be the functional currency for its U.K. branch. Assets and liabilities denominated in foreign currencies are translated using the exchange rates as of the balance sheet date. Revenues and expenses are translated at average exchange rates prevailing during the year. Translation adjustments resulting from this process are charged or credited to “accumulated other comprehensive income.”

(m) Warranty Costs

The Company provides for the estimated costs that may be incurred under its standard warranty obligations, based on actual historical repair costs. The provision for warranty costs was $9.7 thousand in 2011 and $23.8 thousand in 2012.

(n)  Shipping and Freight Costs

The Company records the expense associated with customer-delivery shipping and freight costs in selling expense. The Company reported shipping and freight costs of $306.9 thousand in 2011 and $234.6 thousand in 2012.

(o) Recently Issued Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update on the reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting. These reclassifications present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income-but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. This standard update is effective for reporting periods beginning after December 15, 2012.  The adoption of this standard is not expected to have an impact on the Company’s financial position and results of operations.

Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Liquidity

 (2) Liquidity

Zoom’s cash balance on March 31, 2013 was $195 thousand, down slightly from December 31, 2012. Zoom’s $0.1 million decrease in bank debt and $0.3 million loss in the first quarter of 2013 were the main reasons for the decrease in cash.  This was offset by Zoom’s $0.5 million decrease in net accounts receivable, which increased cash. Zoom’s current ratio was 2.2 on March 31, 2013.

On March 31, 2013 the Company had working capital of $2.5 million including $0.2 million in cash and cash equivalents.  On December 31, 2012 we had working capital of $2.9 million including $0.2 million in cash and cash equivalents. Our current ratio at March 31, 2013 was 2.2 compared to 2.3 at December 31, 2012. The primary reasons for the lower current ratio were Zoom’s loss of $0.3 million for the first three months of 2013 and the decrease in gross accounts receivable.

To conserve cash and manage our liquidity, we have for years implemented cost-cutting initiatives including the reduction of employee headcount and overhead costs. On March 31, 2013 we had 30 employees, down from 31 employees on March 31, 2012.  On March 31, 2013 we had 10,600 square feet of headquarter space, down from 14,400 square feet on March 31, 2012.  On May 6, 2013 we planned further personnel cost reductions consistent with our ongoing review of expenses, net loss, and liquidity.

On April 10, 2012 Zoom Telephonics, Inc. entered into a Loan and Security Agreement with Silicon Valley Bank (the “Loan Agreement”). This Loan Agreement was filed with the SEC in an 8-K dated April 13, 2012. The Loan Agreement provided for up to $1 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Loan Agreement. The Loan Agreement had a one year term which was set to expire April 9, 2013. Borrowings were secured by all of Zoom’s assets including Zoom’s intellectual property. Zoom terminated this loan with payment in full on December 19, 2012 in connection with a financing agreement with Rosenthal & Rosenthal.

On December 18, 2012, Zoom Telephonics, Inc. (“Zoom”) entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). This Financing Agreement was filed with the SEC in an 8-K dated December 21, 2012.  The Financing Agreement provides for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement has a two year term. Borrowings are secured by all of Zoom’s assets including Zoom’s intellectual property. The Financing Agreement contained several covenants, including a requirement that we maintain specific levels of tangible net worth and working capital.

The Company is continuing to develop new products and to take other measures to increase sales.  Increasing sales typically result in increased inventory and higher accounts receivable, both of which reduce cash.  Zoom has two significant accounts who buy from Zoom on a consignment basis.  Consigned inventory tends to result in the slowest payment to Zoom, since Zoom is only paid after the consigned inventory is sold by Zoom’s customer.

The Company has had recurring net losses and continues to experience negative cash flows from operations. If these losses continue, management does not believe the Company has sufficient resources to fund its normal operations over the next 12 months.  The Company may need to raise capital.  Additional financing may not be available on terms favorable to the Company, or at all.  If these funds are not available, the Company may not be able to execute its business plan or take advantage of business opportunities.  The ability of the Company to obtain such additional financing and to achieve its operating goals is uncertain.  In the event that the Company does not obtain additional capital or is not able to increase cash flow through the increase of sales, there is substantial doubt as to its ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On December 31, 2012 we had working capital of $2.9 million including $0.2 million in cash and cash equivalents.  On December 31, 2011 we had working capital of $3.6 million including $0.6 million in cash and cash equivalents. Our current ratio at December 31, 2012 was 2.3 compared to 3.5 at December 31, 2011.

In 2012, the Company’s operating activities used $1.3 million in cash, primarily to fund an increase of $0.7 million in gross receivables and a net loss of $0.7 million.

In 2012, the Company’s net cash provided by financing activities was $0.9 million resulting from an increase in bank debt. In 2011, the Company’s net cash provided by financing activities was $0.4 million from the net proceeds of a rights offering completed in November 2011.  Under the rights offering, existing shareholders of the Company’s common stock were granted rights to purchase, at an offering price of $0.27 per share, 2 shares of stock for each share held.  The rights offering resulted in the issuance of 1,523,082 shares of common stock.

To conserve cash and manage our liquidity, we have implemented cost-cutting initiatives including the reduction of employee headcount and overhead costs. On December 31, 2012 we had a headcount of 30 compared to 31 as of December 31, 2011. As of February 28, 2013 we had 30 full-time and part-time employees and 1 consultant in sales that was not included in our headcount.  We plan to continue to assess our cost structure as it relates to our revenues and cash position, and we may make further reductions if the actions are deemed necessary.

On April 10, 2012 Zoom Telephonics, Inc. entered into a Loan and Security Agreement with Silicon Valley Bank (the “Loan Agreement”). This Loan Agreement was filed with the SEC in an 8-K dated April 13, 2012. The Loan Agreement provided for up to $1 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Loan Agreement. The Loan Agreement had a one year term which was set to expire April 9, 2013. Borrowings were secured by all of Zoom’s assets including Zoom’s intellectual property. The Loan Agreement contained several covenants, including a requirement that Zoom maintain a tangible net worth of at least $3.0 million.

On December 18, 2012, Zoom Telephonics, Inc. (“Zoom”) entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). This Loan Agreement was filed with the SEC in an 8-K dated December 21, 2012.  The Financing Agreement provides for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement has a two year term. Borrowings are secured by all of Zoom’s assets including Zoom’s intellectual property. The Loan Agreement contained several covenants, including a requirement that we maintain a tangible net worth not less than $2.5 million and working capital not less than $2.5 million.

Zoom used a portion of the proceeds from the financing arrangement with Rosenthal & Rosenthal, Inc. to pay off its existing loan of $879,047 with Silicon Valley Bank.  On December 19, 2012, the Loan and Security Agreement, dated April 10, 2012, between Zoom and Silicon Valley Bank was terminated upon payment in full by Zoom of all amounts owed under such agreement.

There is substantial doubt in our ability to continue as a going concern due to the risk that we may not have sufficient cash and liquid assets at December 31, 2012 to cover our operating and capital requirements for the next twelve-month period; and if in that case sufficient cash cannot be obtained, we would have to substantially alter, or possibly even discontinue, operations.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

At December 31, 2012 the Company's total current assets were $5.1 million and current liabilities were $2.2 million, which included $0.9 million in bank debt. The Company did not have any long-term debt at December 31, 2012.

Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Inventories

 (3) Inventories

Inventories consist of :	March 31, 2013	December 31, 2012
Materials	$554,732	$720,113
Work in process	87,144	––
Finished goods (including $362,500 and $489,400 held by customers at March 31, 2013 and December 31, 2012, respectively)	2,029,506	1,910,273
Total	$2,671,382	$2,630,386

Inventories, net of reserves consist of the following at December 31:

	2011	2012
Materials	$815,357	$720,113
Work in process	25,641	––
Finished goods (including $822,000 and $489,400 held by customers at December 31, 2011 and 2012, respectively)	1,881,785	1,910,273
Total	$2,722,783	$2,630,386

The Company reviews inventory for obsolete and slow moving products each quarter and make provisions based on our estimate of the probability that the material will not be consumed or that it will be sold below cost. The Company recorded a $13.8 thousand increase and $155.2 thousand decrease in the provision for slow moving and obsolete inventory during the years ended December 31, 2011 and 2012, respectively.

Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Contingencies

(4) Contingencies

Lawsuits may occur in the ordinary course of business. The Company evaluates such lawsuits and proceedings on a case-by-case basis, and its policy is to vigorously contest any such claims that it believes are without merit.

On October 15, 2012 Telecomm Innovations LLC filed a complaint against Zoom Telephonics and at least 23 other companies including Dell Inc., various dial-up modem producers, and many fax machine producers.  The only named Zoom product was Zoom’s Model 3095 dial-up modem, and we believe that this has a license through Conexant for the two patents mentioned in the complaint.  However, other Zoom dial-up modem products may be subject to the complaint, and a small percentage of these did not use Conexant chipsets.  It is impossible to assess the potential cost and senior management distraction associated with this complaint or with future complaints or suits that may occur.

On February 6, 2013 Voice Integration Technologies filed a complaint against Zoom Telephonics alleging infringement of U.S. Patent No. 7,127,048 (the “‘048 Patent”), entitled “Systems and Methods for Integrating Analog Voice Service and Derived POTS Voice Service in a Digital Subscriber Line Environment.”  The products subject to the complaint include Zoom ADSL X6v models 5695 and 5697.  Zoom has not sold many of this type of product during its entire history; so Zoom believes the risk from this complaint is likely to be small.

(a)  Lease Obligations

Since 1983 the Company’s headquarters has been near South Station in downtown Boston at 201 and 207 South Street. In December 2006, the Company sold its owned headquarters buildings in Boston, Massachusetts and leased back 25,200 square feet for two years expiring December 2008. In November 2008 the Company signed a lease amendment for its headquarters’ offices in Boston in the existing building for approximately 14,400 square feet for three years with a six month termination option starting July 1, 2010. In May 2010 the Company signed a second lease amendment extending the term of the lease to April 30, 2016 with a six month termination option starting December 1, 2011. In December 2011 the Company signed a third lease amendment reducing the Company lease space by 3,800 square feet effective June 1, 2012, with a proportionate decrease in lease expense.

In August 1996 the Company entered into a lease for a 77,428 square feet manufacturing and warehousing facility at 645 Summer Street, Boston, MA. The term of this lease expired in August 2006 and the Company began the planned move of its manufacturing and warehousing facility to Tijuana, Mexico. In August 2006 the Company signed a lease for a 35,575 square foot manufacturing and warehousing facility in Tijuana, Mexico with an initial lease term from October 2006 to May 2007, with five two-year options thereafter.  In February 2007 the Company renegotiated the first renewal term and signed a one-year extension starting in May 2007, with five two-year options thereafter. The Company signed another one-year extension starting in May 2008.  In March 2009 the Company signed a one-year lease with one one-year option for a smaller facility for lower cost. In March 2011 the Company signed a one-year lease extension starting May 1, 2011, with three one-year renewal options thereafter. In April 2012 the Company exercised the first of three renewal options, with no change in lease cost.

In September 2005 the Company entered into a two year office lease consisting of 2,400 square feet at 2 Kings Road, Fleet, Hants, U.K. for its U.K. sales office.  In September 2007 the lease was continued on a month-to-month basis with a 3 month cancellation notice required by the Company or the landlord. In September 2008 the Company signed an Office Service Agreement, which is an office rental agreement, rather than a lease. The rent is paid monthly, with a three month cancellation notice period.  The Company cancelled its Office Service Agreement effective October 31, 2011. The Company’s two U.K. employees now work from home.

Rent expense for all of the Company's leases was $350,998 in 2011 and $295,797 in 2012.

As of December 31, 2012, the Company's estimated future minimum committed rental payments, excluding executory costs, under the operating leases described above to their expiration or the earliest possible termination date, whichever is sooner, are $275,623 for 2013, $246,019 for 2014, and $240,267 for 2015.

(b)  Contingencies

The Company is party to various lawsuits and administrative proceedings arising in the ordinary course of business. The Company evaluates such lawsuits and proceedings on a case-by-case basis, and its policy is to vigorously contest any such claims which it believes are without merit. The Company's management believes that the ultimate resolution of such matters will not materially and adversely affect the Company's business, financial position, results of operations or cash flows.

Under the terms of the Separation and Distribution Agreement and the Share Exchange Agreement dated January28, 2009, we agreed to indemnify Leimone United after the spin-off with respect to representation and warranties in suchagreements and taxes related to the pre-distribution period. We are not aware of any existing indemnification obligations at this time, but any such indemnification obligations that may arise in the future could be significant. Our ability to satisfy these indemnities, if called upon to do so, will depend upon our future financial strength. We cannot determine whether we will have to indemnify Leimone United or Gold Lion for any substantial obligations.

Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Equipment

Equipment consists of the following at December 31:

	2011	2012	Estimated Useful lives in years
Computer hardware and software	$187,349	$190,339	3
Machinery and equipment	257,782	254,533	5
Molds, tools and dies	42,460	42,460	5
Office furniture and fixtures	29,520	44,138	5
	517,111	531,470
Accumulated depreciation and amortization	(496,943)	(505,425)
Equipment and leasehold improvements, net	$20,168	$26,045

Depreciation expense for year ended	$23,546	$14,082

In 2011, the Company determined that certain of its fully depreciated fixed assets were no longer in service and removed them from its accounting records.  There was no effect on the Company’s financial position or results of operations.

Stock Options Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options Plans

On December 10, 2009, the Company established two stock option plans.  The Board of Directors approved the two plans called the 2009 Stock Option Plan and the 2009 Directors Stock Option Plan and these plans received shareholder approval at the Company’s 2010 annual meeting.  These plans are described below.

2009 Stock Option Plan

The 2009 Stock Option Plan is for officers and certain full-time and part-time employees of the Company. Non-employee directors of the Company are not entitled to participate under this plan. The 2009 Stock Option Plan provides for 2,500,000 shares of common stock for issuance upon the exercise of stock options granted under the plan. Under this plan, stock options are granted at the discretion of the Compensation Committee of the Board of Directors at an option price not less than the fair market value of the stock on the date of grant. The options are exercisable in accordance with terms specified by the Compensation Committee not to exceed ten years from the date of grant. Option activity under this plan follows.

	Number of shares	Weighted average exercise price
Balance as of January 1, 2011	604,000	$0.53
Granted	400,000	$0.48
Exercised	––	––
Expired	(34,000)	0.48
Balance as of December 31, 2011	970,000	$0.51
Granted	––	––
Exercised	––	––
Expired	––	––
Balance as of December 31, 2012	970,000	$0.51

The weighted average grant date fair value of options granted was $0.30 in 2011.  There were no options granted in 2012.

The following table summarizes information about fixed stock options under the 2009 Stock Option Plan outstanding on December 31, 2012.

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.53	585,000	1.11	$0.53	585,000	$0.53
$0.48	385,000	3.30	$0.48	288,750	$0.48
$0.48 to 0.53	970,000	1.98	$0.51	873,750	$0.51

2009 Director Stock Option Plan

On December 10, 2009 the Company established the 2009 Director Stock Option Plan (the "Directors Plan"). The Directors Plan was established for all directors of the Company except for any director who is a full-time employee or full-time officer of the Company. The option price is the fair market value of the common stock on the date the option is granted. There are 400,000 shares authorized for issuance under the Directors Plan. Each option expires five years from the grant date. Option activity under this plan follows.

	Number of shares	Weighted average exercise price
Balance as of January 1, 2011	90,000	0.40
Granted	60,000	0.36
Exercised	––	––
Expired	––	––
Balance as of December 31, 2011	150,000	0.38
Granted	60,000	0.26
Exercised	––	––
Expired	––	––
Balance as of December 31, 2012	210,000	$0.35

The weighted average grant date fair value of options granted was $0.22 in 2011 and $0.12 in 2012.

The following table summarizes information about fixed stock options under the Directors Plan on December 31, 2012.

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.25-0.26	60,000	4.40	$0.26	60,000	$0.26

$0.27-0.41	60,000	2.40	$0.34	60,000	$0.34

$0.35-0.36	60,000	3.40	$0.36	60,000	$0.36

$0.53	30,000	1.11	$0.53	30,000	$0.53
$0.25-0.53	210,000	3.07	$0.35	210,000	$0.35

The Black-Scholes range of assumptions for the Zoom Telephonics’ options for 2012 and 2011 are shown below:

Assumptions	2009 Stock Option Plan and the 2009 Directors Stock Option Plan

Expected life	2.5 (yrs) - 3.5 (yrs)

Expected volatility	57.53% - 104.86%

Risk-free interest rate	0.37% - 1.92%

Expected dividend yield	0.00%

The unrecognized stock based compensation expense related to non-vested stock awards was approximately $6 thousand as of December 31, 2012.  This amount will be recognized through the first quarter of 2013.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Income tax expense (benefit) consists of:

	Current	Deferred	Total
Year Ended December 31, 2011:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	2,070	––	2,070
	$2,070	$––	$2,070
Year Ended December 31, 2012:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	3,392	––	3,392
	$3,392	$––	$3,392

A reconciliation of the expected income tax expense or benefit to actual follows:

	2011	2012
Computed "expected" US tax (benefit) at Federal statutory rate	$(295,115)	$(248,996)
Change resulting from:
State and local income taxes, net of federal income tax benefit	––	––
Foreign income taxes	2,070	3,392
Federal valuation allowance	254,390	235,607
Non––deductible items	39,779	14,456
Change in estimate for prior years’ provisions	946	(1,067)
Income tax expense (benefit)	$2,070	$3,392

Temporary differences at December 31 follow:

	2011	2012
Deferred income tax assets:
Inventories	$398,768	$333,315
Accounts receivable	227,443	292,846
Intangible assets	168,549	96,791
Accrued expenses	53,600	60,397
Net operating loss and tax credit carry forwards	17,615,396	17,792,110
Plant and equipment	13,789	15,378
Stock compensation	88,429	88,059
Other – investment impairments	––	127,855
Total deferred income tax assets	18,565,974	18,806,751
Valuation allowance	(18,565,974)	(18,806,751)
Net deferred tax assets	$––	$––

 As of December 31, 2012 the Company had federal net operating loss carry forwards of approximately $47,537,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2018 to 2032. As of December 31, 2012, the Company had Massachusetts state net operating loss carry forwards of approximately $15,798,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2013 through 2017.

The distribution of Zoom Telephonics stock to Zoom Technologies’ shareholders was not intended to be a tax-free distribution governed by Section 355 of the Internal Revenue Code. A taxable distribution will generally result in taxable gain to the distributing corporation; however, Zoom Technologies’ tax basis in Zoom Telephonics is believed to exceed the fair market value of that stock as of the date of distribution. In addition, even if Zoom Technologies’ tax basis in the Zoom Telephonics stock was less than the fair market value of that stock as of the date of distribution, it is believed that there are sufficient net operating loss carry forwards to offset any taxable gain recognized.  To the extent that either of these assumptions are incorrect, Zoom Telephonics, as the successor to Zoom Technologies, has fully indemnified TCB Digital for any pre-closing income taxes incurred, including any income tax resulting from the distribution of Zoom Telephonics.  Management believes the likelihood of the Company incurring any obligation under this indemnification is remote.

Effective January 1, 2007, the Company adopted the provisions of a new standard which provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements. Tax positions must meet a "more-likely-than-not" recognition threshold at the effective date to be recognized upon adoption and in subsequent periods. Upon the adoption, and at December 31, 2012 and 2011, the Company did not have any uncertain tax positions. No interest and penalties related to uncertain tax positions were accrued at December 31, 2012 and 2011.

The Company files income tax returns in the United States and the United Kingdom. Years subsequent to 2008 are open for U.S. Federal and state income tax reporting and years subsequent to 2006 are open in the United Kingdom.

The Company has not provided for U.S. income taxes related to undistributed earnings from its foreign operations at December 31, 2012, as the Company considers these earnings to be permanently reinvested.  Determination of the additional income taxes and applicable withholding that would be payable on the remittance of such undistributed earnings is not practicable because such liability, if any, is dependent upon circumstances existing if and when the Company no longer considers all or a portion of such undistributed earnings to be permanently reinvested.

Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Segment and Geographic Information

(5) Segment and Geographic Information

The Company’s operations are classified as one reportable segment. The Company’s net sales by geographic region follow:

	Three Months		Three Months
	Ended	% of	Ended	% of
	March 31, 2013	Total	March 31, 2012	Total
North America	$2,572,673	91%	$3,683,732	93%
UK	144,220	5%	129,321	3%
All Other	100,706	4%	164,447	4%
Total	$2,817,599	100%	$3,977,500	100%

(10)        SEGMENT AND GEOGRAPHIC INFORMATION

The Company's operations are classified as one reportable segment. Substantially all of the Company's operations and long-lived assets reside primarily in the United States. Net sales information follows:

	2011	Percent	2012	Percent
United States	$11,305,568	89%	$13,424,789	91%
Outside United States	1,366,743	11	1,266,397	9
Total	$12,672,311	100%	$14,691,186	100%

Customer Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Customer Concentrations

(6) Customer Concentrations

The Company sells its products primarily through high-volume distributors and retailers, Internet service providers, telephone service providers, value-added resellers, PC system integrators, and original equipment manufacturers ("OEMs"). The Company supports its major accounts in their efforts to discern strategic directions in the market, to maintain appropriate inventory levels, and to offer a balanced selection of attractive products.

Relatively few customers have accounted for a substantial portion of the Company’s net sales.  In the first quarter of 2013, three customers accounted for 63% of our total net sales. In the first quarter of 2012, three customers accounted for 70% of the Company’s total net sales.

The Company’s customers generally do not enter into long-term agreements obligating them to purchase products. The Company may not continue to receive significant revenues from any of these or from other large customers. A reduction or delay in orders from any of the Company’s significant customers, or a delay or default in payment by any significant customer could materially harm the Company’s business and prospects. Because of the Company’s significant customer concentration, its net sales and operating income (loss) could fluctuate significantly due to changes in political or economic conditions, or the loss, reduction of business, or less favorable terms for any of the Company's significant customers.

The Company sells its products primarily through high-volume distributors and retailers, Internet service providers, telephone service providers, value-added resellers, PC system integrators, and original equipment manufacturers ("OEMs"). The Company supports its major accounts in their efforts to discern strategic directions in the market, to maintain appropriate inventory levels, and to offer a balanced selection of attractive products.

Relatively few customers have accounted for a substantial portion of the Company’s revenues.   In 2012 three customers accounted for 67% of our total net sales and 85% of our gross accounts receivable. During 2011 three customers accounted for 58% of the Company’s total net sales and 72% of gross accounts receivable.

The Company’s customers generally do not enter into long-term agreements obligating them to purchase products. The Company may not continue to receive significant revenues from any of these or from other large customers. A reduction or delay in orders from any of the Company’s significant customers, or a delay or default in payment by any significant customer could materially harm the Company’s business and prospects. Because of the Company’s significant customer concentration, its net sales and operating income (loss) could fluctuate significantly due to changes in political or economic conditions, or the loss, reduction of business, or less favorable terms for any of the Company's significant customers.

Dependence on Key Suppliers and Contract Manufacturers	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Dependence on Key Suppliers and Contract Manufacturers

The Company participates in the PC peripherals industry, which is characterized by aggressive pricing practices, continually changing customer demand patterns and rapid technological developments. The Company's operating results could be adversely affected should the Company be unable to successfully anticipate customer demand accurately; manage its product transitions, inventory levels and manufacturing process efficiently; distribute its products quickly in response to customer demand; differentiate its products from those of its competitors or compete successfully in the markets for its new products.

The Company depends on many third-party suppliers for key components contained in its product offerings. For some of these components, the Company may only use a single source supplier, in part due to the lack of alternative sources of supply. If the supply of a key material component is delayed or curtailed, the Company's ability to ship the related product or solution in desired quantities and in a timely manner could be adversely affected, possibly resulting in reductions in net sales. In cases where alternative sources of supply are available, qualification of the sources and establishment of reliable supplies could result in delays and possible reduction in net sales.

In the event that the financial condition of the Company's third-party suppliers for key components was to erode, the delay or curtailment of deliveries of key material components could occur. Additionally, the Company's reliance on third-party suppliers of key material components exposes the Company to potential product quality issues that could affect the reliability and performance of its products and solutions. Any lesser ability to ship its products in desired quantities and in a timely manner due to a delay or curtailment of the supply of material components, or product quality issues arising from faulty components manufactured by third-party suppliers, could adversely affect the market for the Company's products and lead to a reduction in the Company's net sales.

In 2012 the Company had two suppliers each of whom provided 10% or more of the Company's purchased inventory. The loss of their services or a material adverse change in their business or in the Company’s relationship could materially and adversely harm the Company’s business.

Retirement Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plan

The Company has a 401(k) retirement savings plan for employees. Under the plan, the Company matches 25% of an employee's contribution, up to a maximum of $350 per employee per year. Company matching contributions charged to expense in 2011 and 2012 were $5,864 and $5,164, respectively.

Investments in Unity Business Networks, LLC	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Investments in Unity Business Networks, LLC

During the quarter ended September 30, 2007 the Company purchased all the Series A Preferred Shares (the Series A Shares) of Unity Business Networks, LLC (Unity) for cash of $1.2 million, including transaction costs. The Series A Shares were convertible at any time at the Company’s option into 15% of Unity’s common stock on a fully-diluted basis. In addition, the Company had an option to purchase all the outstanding common stock of Unity based on a specified multiple of Unity’s 2008 revenues, as defined.

On September 30, 2009 the Company received a cash payment of $766,950 in connection with Telesphere Networks’ purchase of the VoIP services business of Unity, including Zoom’s preferred stock investment described above. The transaction called for additional periodic payments totaling $43,050 over 24 months beginning in October 2009 and a final payment of $150,000 on September 30, 2011, or $960,000 in total. As of December 31, 2011, all payments had been received with regard to this transaction.

Valuation of Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Valuation of Marketable Securities

(7) Valuation of Marketable Securities

In October 2010 Zoom Telephonics, Inc. entered into an agreement with Zoom Technologies, Inc. (Nasdaq: ZOOM) in which Zoom Telephonics transferred its rights to the zoom.com domain name and certain trademark rights in exchange for 80,000 shares of Zoom Technologies common stock.  These shares had trading restrictions that ended January 18, 2012.  The Company values the marketable securities at market value in the financial statements. The Company did not sell any Zoom Technologies shares in 2012 or the first quarter of 2013. The closing price of Zoom Technologies common stock increased from $0.55 on December 31, 2012 to $0.71 on March 31, 2013.

In October 2010 Zoom Telephonics, Inc. entered into an agreement with Zoom Technologies, Inc. (Nasdaq: ZOOM) in which Zoom Telephonics transferred its rights to the zoom.com domain name and certain trademark rights in exchange for 80,000 shares of Zoom Technologies common stock. These shares had trading restrictions that ended January 18, 2012. Due to these restrictions the Company valued its Zoom Technologies shares at market value less a liquidity discount in the financial statements for the period ending December 31, 2011. The Company valued the marketable securities at market value in the financial statements ending December 31, 2012. The Company did not sell any Zoom Technologies shares in 2011 or 2012. The closing price of Zoom Technologies common stock declined from $1.03 on December 31, 2011 to $0.55 on December 31, 2012.

Bank Credit Line	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Bank Credit Line

(8) Bank Credit Lines

On April 10, 2012 Zoom Telephonics, Inc. entered into a Loan and Security Agreement with Silicon Valley Bank (the “Loan Agreement”). This Loan Agreement was filed with the SEC in an 8-K dated April 13, 2012. The Loan Agreement provided for up to $1 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Loan Agreement. The Loan Agreement had a one year term which was set to expire April 9, 2013. Borrowings were secured by all of Zoom’s assets including Zoom’s intellectual property. Zoom terminated this loan with payment in full on December 19, 2012 in connection with a financing agreement with Rosenthal & Rosenthal.

On December 18, 2012, Zoom Telephonics, Inc. (“Zoom”) entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). This Financing Agreement was filed with the SEC in an 8-K dated December 21, 2012.  The Financing Agreement provides for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement has a two year term. Borrowings are secured by all of Zoom’s assets including Zoom’s intellectual property. The Financing Agreement contained several covenants, including a requirement that we maintain  specific levels of tangible net worth and working capital.

On March 31, 2013 Zoom was in compliance with the covenants of the Financing Agreement with Rosenthal & Rosenthal, Inc.

On April 10, 2012 Zoom Telephonics, Inc. entered into a Loan and Security Agreement with Silicon Valley Bank (the “Loan Agreement”). This Loan Agreement was filed with the SEC in an 8-K dated April 13, 2012. The Loan Agreement provides for up to $1 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Loan Agreement. The Company’s most recent charge for the month of September was an annualized interest rate of 11.125%, but this may change (or decrease) depending on Zoom’s balance sheet as specified in the Loan Agreement. Our outstanding bank debt at September 30, 2012 was $796,000. The Loan Agreement has a one year term which expires April 9, 2013. Borrowings are secured by all of Zoom’s assets including Zoom’s intellectual property. The Loan Agreement contains several covenants, including a requirement that Zoom maintain a tangible net worth of at least $3.0 million.

On December 18, 2012, we entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). The Financing Agreement provides for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement has a two year term. Borrowings are secured by all of our assets including our intellectual property. The Loan Agreement contained several covenants, including a requirement that we maintain a tangible net worth not less than $2.5 million and working capital not less than $2.5 million.

We used a portion of the proceeds from the financing arrangement with Rosenthal & Rosenthal, Inc. to pay off our existing loan of $879,047 with Silicon Valley Bank.  On December 19, 2012, the Loan Agreement with Silicon Valley Bank was terminated upon payment in full by us of all amounts owed under such agreement

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Management of the Company has reviewed subsequent events from December 31, 2012 through the date of filing and concluded that there were no subsequent events requiring adjustment to or disclosure in these financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
(a) Basis of Presentation and Use of Estimates

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results may differ from those estimates. Significant estimates made by the Company include: 1) asset valuation allowances for accounts receivable (collectability and sales returns) and deferred income tax assets; 2) write-downs of inventory for slow-moving and obsolete items, and market valuations; 3) stock based compensation; 4) the useful lives of property, plant and equipment; and 5) the recoverability of long-lived assets and investments.

(b) Cash and Cash Equivalents

All highly liquid investments with original maturities of less than 90 days from the date of purchase are classified as cash equivalents. Cash equivalents consist exclusively of money market funds. The Company has deposits at a limited number of financial institutions with federally insured limits. Balances of cash and cash equivalents at these institutions are normally in excess of the insured limits. However, the Company believes that the institutions are financially sound and there is only nominal risk of loss.

(c) Inventories

Inventories are stated at the lower of cost, determined using the first-in, first-out method, or market. Consigned inventory is held at third-party locations. The Company retains title to the inventory until purchased by the third-party. Consigned inventory, consisting of finished goods, was approximately $489,000 and $825,000 at December 31, 2012 and 2011, respectively.

(d) Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of equipment is provided using the straight-line method over the estimated useful lives of the assets. Amortization of leasehold improvements is provided using the straight-line method over the estimated useful lives of the improvement or lease term, whichever is shorter.

(e) Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to undiscounted future net cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

(f) Income Taxes

Deferred income taxes are provided on the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and on net operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for that portion of deferred tax assets not expected to be realized.

(g) Earnings (Loss) Per Common Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period.  Diluted loss per share is computed by dividing net income by the weighted average number of common shares and dilutive potential common shares outstanding during the period. Under the treasury stock method, the unexercised options are assumed to be exercised at the beginning of the period or at issuance, if later. The assumed proceeds are then used to purchase common shares at the average market price during the period. A summary of the denominators used to compute basic and diluted earnings (loss) per share follow:

	2011	2012
Weighted average shares outstanding – used to compute basic earnings (loss) per share	5,617,535	6,973,704
Net effect of dilutive potential common shares outstanding, based on the treasury stock method	––	––
Weighted average shares outstanding – used to compute diluted earnings (loss) per share	5,617,535	6,973,704

Potential common shares for which inclusion would have the effect of increasing diluted earnings per share (i.e., anti-dilutive) are excluded from the computation. Options to purchase 1,083,750 shares of common stock at December 31, 2012 and 831,250 shares of common stock as of December 31, 2011 were outstanding, but not included in the computation of diluted earnings per share as their effect would be anti-dilutive.

(h) Revenue Recognition

The Company primarily sells hardware products to its customers. The hardware products include dial-up modems, DSL modems, cable modems, embedded modems, ISDN modems, telephone dialers, and wireless and wired networking equipment. The Company generally does not sell software.

The Company derives its net sales primarily from the sales of hardware products to computer peripherals retailers, computer product distributors, and original equipment manufacturers (OEMs). The Company sells an immaterial amount of its hardware products to direct consumers or to any customers via the internet.

The Company recognizes net hardware sales for all four types of customers at the point when the customers take legal ownership of the delivered products. Legal ownership passes to the customer based on the contractual FOB point specified in signed contracts and purchase orders, which are both used extensively. Many customer contracts or purchase orders specify FOB destination.

The Company's net sales of hardware are reduced by certain events which are characteristic of the sales of hardware to retailers of computer peripherals. These events are product returns, certain sales and marketing incentives, price protection refunds, and consumer and in-store mail-in rebates. Each of these is accounted for as a reduction of net sales based on management estimates, which are reconciled to actual customer or end-consumer credits on a monthly or quarterly basis.

The estimates for product returns are based on recent historical trends plus estimates for returns prompted by announced stock rotations, announced customer store closings, etc. Management analyzes historical returns, current economic trends, and changes in customer demand and acceptance of the Company's products when evaluating the adequacy of sales return allowances. The Company's estimates for price protection refunds require a detailed understanding and tracking by customer, by sales program. Estimated price protection refunds are recorded in the same period as the announcement of a pricing change. Information from customer inventory-on-hand reports or from direct communications with the customers is used to estimate the refund, which is recorded as a reserve against accounts receivable and a reduction of current period revenue. The Company's estimates for consumer mail-in rebates are comprised of actual rebate claims processed by the rebate redemption centers plus an accrual for an estimated lag in processing. The Company's estimates for store rebates are comprised of actual credit requests from the eligible customers.

The Company accounts for point-of-sale taxes on a net basis.

(i) Fair Value of Financial Instruments

(i)   Fair Value of Financial Instruments

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

●	Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities the Company has the ability to access.

●	Level 2 - Inputs are inputs (other than quoted prices included within Level 1) that are observable for the asset or liability, either directly or indirectly.

●	Level 3 - Inputs include unobservable inputs for the asset or liability and rely on management's own assumptions about the assumptions that market participants would use in pricing the asset or liability. (The unobservable inputs should be developed based on the best information available in the circumstances and may include the Company’s own data.)

Financial instruments consist of cash and cash equivalents, marketable securities, accounts receivable, bank debt, accounts payable, and accrued expenses. Due to the short term nature and payment terms associated with these instruments, except the marketable securities, their carrying amounts approximate fair value.  The fair value of the marketable securities is based on observable inputs that reflect quoted prices in an active market and is classified under Level 1 of the fair value hierarchy described above at December 31, 2012. The fair value of marketable securities at December 31, 2011 reflected quoted prices in an active market less a liquidity discount and was classified under Level 2.  Unrealized gains or losses resulting from changes in the fair value of marketable securities are charged or credited to “accumulated other comprehensive income.”

(j) Stock-Based Compensation

Compensation cost for awards is generally recognized over the required service period based on the estimated fair value of the awards on their grant date. Fair value is determined using the Black-Scholes option-pricing model.

(k) Advertising Costs

Advertising costs are expensed as incurred and reported in selling expense in the accompanying statements of operations and comprehensive income (loss), and include costs of advertising, production, trade shows, and other activities designed to enhance demand for the Company's products. There are no deferred advertising costs in the accompanying balance sheets. The Company reported advertising costs of $292.6 thousand in 2011 and $300.5 thousand in 2012.

(l) Foreign Currencies

The Company generates a portion of its revenues in markets outside North America principally in transactions denominated in foreign currencies, which exposes the Company to risks of foreign currency fluctuations. Foreign currency transaction gains and losses are reflected in operations and were not material for any period presented.  The Company does not use derivative financial instruments.

The Company considers the local currency to be the functional currency for its U.K. branch. Assets and liabilities denominated in foreign currencies are translated using the exchange rates as of the balance sheet date. Revenues and expenses are translated at average exchange rates prevailing during the year. Translation adjustments resulting from this process are charged or credited to “accumulated other comprehensive income.”

(m) Warranty Costs

The Company provides for the estimated costs that may be incurred under its standard warranty obligations, based on actual historical repair costs. The provision for warranty costs was $9.7 thousand in 2011 and $23.8 thousand in 2012.

(n) Shipping and Freight Costs

The Company records the expense associated with customer-delivery shipping and freight costs in selling expense. The Company reported shipping and freight costs of $306.9 thousand in 2011 and $234.6 thousand in 2012.

(o) Recently Issued Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update on the reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting. These reclassifications present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income-but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. This standard update is effective for reporting periods beginning after December 15, 2012.  The adoption of this standard is not expected to have an impact on the Company’s financial position and results of operations.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Computation of basic and diluted earnings (loss) per share
	2011	2012
Weighted average shares outstanding – used to compute basic earnings (loss) per share	5,617,535	6,973,704
Net effect of dilutive potential common shares outstanding, based on the treasury stock method	––	––
Weighted average shares outstanding – used to compute diluted earnings (loss) per share	5,617,535	6,973,704

Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventories Tables
Inventories consist
Inventories consist of :	March 31, 2013	December 31, 2012
Materials	$554,732	$720,113
Work in process	87,144	––
Finished goods (including $362,500 and $489,400 held by customers at March 31, 2013 and December 31, 2012, respectively)	2,029,506	1,910,273
Total	$2,671,382	$2,630,386

	2011	2012
Materials	$815,357	$720,113
Work in process	25,641	––
Finished goods (including $822,000 and $489,400 held by customers at December 31, 2011 and 2012, respectively)	1,881,785	1,910,273
Total	$2,722,783	$2,630,386

Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Equipment
	2011	2012	Estimated Useful lives in years
Computer hardware and software	$187,349	$190,339	3
Machinery and equipment	257,782	254,533	5
Molds, tools and dies	42,460	42,460	5
Office furniture and fixtures	29,520	44,138	5
	517,111	531,470
Accumulated depreciation and amortization	(496,943)	(505,425)
Equipment and leasehold improvements, net	$20,168	$26,045

Depreciation expense for year ended	$23,546	$14,082

Stock Options Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options, Valuation Assumptions
Assumptions	2009 Stock Option Plan and the 2009 Directors Stock Option Plan

Expected life	2.5 (yrs) - 3.5 (yrs)

Expected volatility	57.53% - 104.86%

Risk-free interest rate	0.37% - 1.92%

Expected dividend yield	0.00%

2009 Stock Option Plan
Stock Option activity
	Number of shares	Weighted average exercise price
Balance as of January 1, 2011	604,000	$0.53
Granted	400,000	$0.48
Exercised	––	––
Expired	(34,000)	0.48
Balance as of December 31, 2011	970,000	$0.51
Granted	––	––
Exercised	––	––
Expired	––	––
Balance as of December 31, 2012	970,000	$0.51

Stock Option Plans, by Exercise Price Range
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.53	585,000	1.11	$0.53	585,000	$0.53
$0.48	385,000	3.30	$0.48	288,750	$0.48
$0.48 to 0.53	970,000	1.98	$0.51	873,750	$0.51

2009 Director Stock Option Plan
Stock Option activity
	Number of shares	Weighted average exercise price
Balance as of January 1, 2011	90,000	0.40
Granted	60,000	0.36
Exercised	––	––
Expired	––	––
Balance as of December 31, 2011	150,000	0.38
Granted	60,000	0.26
Exercised	––	––
Expired	––	––
Balance as of December 31, 2012	210,000	$0.35

Stock Option Plans, by Exercise Price Range
	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.25-0.26	60,000	4.40	$0.26	60,000	$0.26

$0.27-0.41	60,000	2.40	$0.34	60,000	$0.34

$0.35-0.36	60,000	3.40	$0.36	60,000	$0.36

$0.53	30,000	1.11	$0.53	30,000	$0.53
$0.25-0.53	210,000	3.07	$0.35	210,000	$0.35

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense (benefit)
	Current	Deferred	Total
Year Ended December 31, 2011:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	2,070	––	2,070
	$2,070	$––	$2,070
Year Ended December 31, 2012:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	3,392	––	3,392
	$3,392	$––	$3,392

Reconciliation of expected income tax expense (benefit)
	2011	2012
Computed "expected" US tax (benefit) at Federal statutory rate	$(295,115)	$(248,996)
Change resulting from:
State and local income taxes, net of federal income tax benefit	––	––
Foreign income taxes	2,070	3,392
Federal valuation allowance	254,390	235,607
Non––deductible items	39,779	14,456
Change in estimate for prior years’ provisions	946	(1,067)
Income tax expense (benefit)	$2,070	$3,392

Schedule of Deferred Tax Assets and Liabilities
	2011	2012
Deferred income tax assets:
Inventories	$398,768	$333,315
Accounts receivable	227,443	292,846
Intangible assets	168,549	96,791
Accrued expenses	53,600	60,397
Net operating loss and tax credit carry forwards	17,615,396	17,792,110
Plant and equipment	13,789	15,378
Stock compensation	88,429	88,059
Other – investment impairments	––	127,855
Total deferred income tax assets	18,565,974	18,806,751
Valuation allowance	(18,565,974)	(18,806,751)
Net deferred tax assets	$––	$––

Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment And Geographic Information Tables
Company's net sales by geographic region

The Company’s operations are classified as one reportable segment. The Company’s net sales by geographic region follow:

	Three Months		Three Months
	Ended	% of	Ended	% of
	March 31, 2013	Total	March 31, 2012	Total
North America	$2,572,673	91%	$3,683,732	93%
UK	144,220	5%	129,321	3%
All Other	100,706	4%	164,447	4%
Total	$2,817,599	100%	$3,977,500	100%

	2011	Percent	2012	Percent
United States	$11,305,568	89%	$13,424,789	91%
Outside United States	1,366,743	11	1,266,397	9
Total	$12,672,311	100%	$14,691,186	100%

Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Tables
Weighted average shares outstanding - used to compute basic earnings (loss) per share	6,973,704	5,617,535
Net effect of dilutive potential common shares outstanding, based on the treasury stock method
Weighted average shares outstanding - used to compute diluted earnings (loss) per share	6,973,704	5,617,535

Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Anti-dilutive options not included in the computation of diluted earnings per share	1,083,750	831,250
Advertising Costs	$ 300,500	$ 292,600
Provision for warranty costs	23,800	9,700
Shipping and Freight Costs	$ 234,600	$ 306,900

Liquidity (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 194,708	$ 195,704	$ 552,430	$ 644,365	$ 1,009,996
Decrease in accounts receivable	500,000
Decrease in bank debt	100,000
Working capital	$ 2,500,000	$ 2,900,000		$ 3,600,000
Current ratio	2.2	2.3		3.5
No of employees	30	30	31	31
Headquarter Office
Square feet of headquarter space (square feet)	10,600		14,400

Inventories (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories Details
Raw materials	$ 554,732	$ 720,113	$ 815,357
Work in process	87,144	0	25,641
Finished goods (including $362,500, $489,400 and $822,000 held by customers at March 31, 2013, December 31, 2012 and December 31, 2011 respectively)	2,029,506	1,910,273	1,881,785
Total inventories	$ 2,671,382	$ 2,630,386	$ 2,722,783

Inventories (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Inventories Details
Finished goods held by customer	$ 489,400	$ 822,000	$ 362,500
Reserves for obsolete and slow moving inventory	$ 750,800	$ 906,000

Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Computer hardware and software	$ 190,339	$ 187,349
Machinery and equipment	254,533	257,782
Molds, tools and dies	42,460	42,460
Office furniture and fixtures	44,138	29,520
Equipment and leasehold improvements, gross	531,470	517,111
Accumulated depreciation and amortization	(505,425)	(496,943)
Equipment and leasehold improvements, net	26,045	20,168	42,437
Depreciation expense for year ended	$ 14,082	$ 23,546

Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Details Narrative
Rent expense	$ 295,797	$ 350,998
Future minimum rental payments
2013	275,623
2014	246,019
2015	$ 240,267

Stock Options Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2009 Stock Option Plan
Number of Options, Beginning	970,000	604,000
Granted		400,000
Exercised
Expired		(34,000)
Number of Options, Ending	970,000	970,000
Weighted average exercise price, Beginning	$ 0.51	$ 0.53
Weighted average exercise price, Granted		$ 0.48
Weighted average exercise price, Exercised
Weighted average exercise price, Expired		$ 0.48
Weighted average exercise price, Ending	$ 0.51	$ 0.51
2009 Director Stock Option Plan
Number of Options, Beginning	150,000	90,000
Granted	60,000	60,000
Exercised
Expired
Number of Options, Ending	210,000	150,000
Weighted average exercise price, Beginning	$ 0.38	$ 0.4
Weighted average exercise price, Granted	$ 0.26	$ 0.36
Weighted average exercise price, Exercised
Weighted average exercise price, Expired
Weighted average exercise price, Ending	$ 0.35	$ 0.38

Stock Options Plans (Details 2)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life, minimum	2 years 5 months
Expected life, maximum	3 years 5 months
Expected volatility, minimum	57.53%
Expected volatility, maximum	104.86%
Risk-free interest rate, minimum	0.37%
Risk-free interest rate, maximum	1.92%
Expected dividend yield	0.00%

Income Taxes (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current
US federal			$ 0	$ 0
State and local			0	0
Foreign			3,392	2,070
Total current taxes			3,392	2,070
Deferred
US federal			0	0
State and local			0	0
Foreign			0	0
Total deferred taxes			0	0
Income taxes (benefit)	$ 512	$ 1,240	$ 3,392	$ 2,070

Income Taxes (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed ""expected"" US tax (benefit) at Federal statutory rate			$ (248,996)	$ (295,115)
Change resulting from:
State and local income taxes, net of federal income tax benefit
Foreign income taxes			3,392	2,070
Federal valuation allowance			235,607	254,390
Non-deductible items			14,456	39,779
Change in estimate for prior years' provisions			(1,067)	946
Income tax expense (benefit)	$ 512	$ 1,240	$ 3,392	$ 2,070

Income Taxes (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Inventories	$ 333,315	$ 398,768
Accounts receivable	292,846	227,443
Intangible assets	96,791	168,549
Accrued expenses	60,397	53,600
Net operating loss and tax credit carry forwards	17,792,110	17,615,396
Plant and equipment	15,378	13,789
Stock compensation	88,059	88,429
Other - investment impairments	127,855
Total deferred income tax assets	18,806,751	18,565,974
Valuation allowance	(18,806,751)	(18,565,974)
Net deferred tax assets

Income Taxes (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Federal
Net operating loss carry forwards	$ 47,537,000
Operating Loss Carryforwards, Expiration Dates	They are due to expire in varying amounts from 2018 to 2032
Massachusetts state
Net operating loss carry forwards	$ 15,798,000
Operating Loss Carryforwards, Expiration Dates	They are due to expire in varying amounts from 2013 through 2017

Segment and Geographic Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 2,817,599	$ 3,977,500	$ 14,691,186	$ 12,672,311
Net sales, % of total	100.00%	100.00%	100.00%	100.00%
NorthAmericaMember
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	2,572,673	3,683,732	13,424,789	11,305,568
Net sales, % of total	91.00%	93.00%	91.00%	89.00%
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	144,220	129,321
Net sales, % of total	5.00%	3.00%
All Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	100,706	164,447
Net sales, % of total	4.00%	4.00%
Outside North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount			$ 1,266,397	$ 1,366,743
Net sales, % of total			9.00%	11.00%

Customer Concentrations (Details Narrative)	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Three Customers	Mar. 31, 2012 Three Customers
Major customer, % of sales	67.00%	58.00%	63.00%	70.00%
Major Three Customers, Percentage of Accounts Receivables	85.00%	72.00%

Retirement Plan (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retirement Plan Details Narrative
Company matching contributions to 401 (k)	$ 5,164	$ 5,864

Valuation of Marketable Securities (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Of Marketable Securities Details Narrative
Share price	$ 0.71	$ 0.55	$ 1.03

Bank Credit Line (Details Narrative) (USD $)	Dec. 31, 2012
Bank Credit Line Details Narrative
Outstanding bank debt	$ 910,807